Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 11, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 11, 2016
Document Effective Date	Mar. 11, 2016
Prospectus Date	Apr. 30, 2015
Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Prospectus:
Trading Symbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZHSX